Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Feb. 07, 2024
Product Information [Line Items]
Foreign exchange (gain) loss		$ (1,415)	$ 271		$ 38	$ (418)	$ (376)	$ 584
Lessor, operating lease description							The Company has elected several practical expedients permitted under ASC 842. The Company has elected not to recognize right-of-use assets and liability for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that are reasonably certain to be exercised
Dih Nevada [Member]
Product Information [Line Items]
Shares issued									25,000,000.0
Public Warrants [Member] | Common Class A [Member]
Product Information [Line Items]
Number of warrants or rights converted into shares							2
Class of warrant or right, number of securities called by each warrant or right							1
Class of warrant or right, exercise price of warrants or rights							$ 11.50
Public Warrants [Member] | IPO [Member]
Product Information [Line Items]
Class of warrants or rights warrants issued during the period units							20,200,000
Private Placement Warrant [Member] | Common Class A [Member]
Product Information [Line Items]
Number of warrants or rights converted into shares							2
Class of warrant or right, number of securities called by each warrant or right							1
Class of warrant or right, exercise price of warrants or rights							$ 11.50
Private Placement Warrant [Member] | IPO [Member]
Product Information [Line Items]
Class of warrants or rights warrants issued during the period units							6,470,000
Patent And Technology [Member]
Product Information [Line Items]
Estimated useful life intangible assets							10 years
Software [Member]
Product Information [Line Items]
Estimated useful life							5 years
Major Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk percent							10.00%
Major Customers [Member] | Customer Concentration Risk [Member] | Trade and Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percent					10.00%		10.00%
No Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk percent							10.00%
No Customers [Member] | Customer Concentration Risk [Member] | Trade and Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percent		10.00%			10.00%		10.00%
One Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk percent								12.00%
One Customers [Member] | Customer Concentration Risk [Member] | Trade and Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percent								13.90%
One Customers [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Product Information [Line Items]
Concentration risk percent			15.90%			16.60%
DIH Hong Kong [Member]
Product Information [Line Items]
Percentage of Interest own by wholly owned subsidiaries		100.00%			100.00%		100.00%
Safe Gait Acquisition [Member]
Product Information [Line Items]
Total cost of asset acquisition	$ 800
Amount paid upon acquisition	$ 100			$ 200
Asset acquisition contingent consideration liability							$ 500